As filed with the Securities and Exchange Commission on or about November 17, 2025

Registration Statement File No. 333-150916
Registration Statement File No. 811-08075

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 23

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 ☒ Amendment No. 286
(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I
(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company
(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111-0001
(Address of Depositor’s Principal Executive Offices)

(413) 788-8411
(Depositor’s Telephone Number, including Area Code)

Gary Murtagh
Head of Insurance Product & Operations Law
Massachusetts Mutual Life Insurance Company
1295 State Street
Springfield, Massachusetts 01111-0001
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on __________ pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on __________ pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Variable Universal Life III (VUL III), an individual, flexible premium, adjustable, variable life insurance policy.

PARTS A and B

The Prospectus, dated April 28, 2025, as supplemented, and the Statement of Additional Information, dated April 28, 2025, are incorporated into Parts A and B of this Post-Effective Amendment No. 23 by reference to Registrant’s filing under Rule 485(b) as filed on April 25, 2025.

A supplement dated November 17, 2025 to the Prospectus is included in Part A of this Post-Effective Amendment No. 23.

Supplement dated November 17, 2025

to the Prospectus and Updating Summary Prospectus each dated April 28, 2025, as supplemented, for:

Variable Universal Life III

Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information in the above-referenced prospectuses:

Fund Additions

Beginning November 17, 2025, the following funds are added to Appendix A as investment options under your policy:

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Small/Mid-Cap Growth	MML Invesco Discovery Mid Cap Fund (Class II)** Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.83%	--	--	--
Large Cap Growth	MML Invesco Discovery Large Cap Fund (Class II)** Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.74%	--	--	--
Large Cap Blend	MML Fundamental Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.80%*	23.71%	13.21%	13.43%

*This Fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this Fund’s annual expenses reflect temporary expense reductions. See the Fund prospectus for additional information.

**The expenses are based on estimated amounts for the current fiscal year of the Fund. The Fund has not been in operation for a full calendar year, and therefore has no performance history. Performance history will be available for the Fund after it has been in operation for one calendar year.

page 1 of 2	PS25_16

Fund Name Changes

Effective November 14, 2025, the following funds were renamed:

Current Fund Name	New Fund Name
MML Mid Cap Value Fund	MML VIP American Century Mid Cap Value Fund
MML Small Cap Equity Fund	MML VIP Invesco Small Cap Equity Fund

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Administrative Office at (800) 272-2216, 8 a.m.–8 p.m. Eastern Time.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

page 2 of 2	PS25_16

PART C
OTHER INFORMATION

Item 30.       Exhibits

Exhibit (a)

Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account I – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

Exhibit (b)	Not Applicable
Exhibit (c)	i.

Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.

Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

iii.

Template for Insurance Product Distribution Agreement (version 4/2021) (MML Strategic Distributors, LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-255824 filed April 25, 2023

Exhibit (d)	i.	Form of Flexible Premium Adjustable Variable Life Insurance Policy – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-150916 filed April 28, 2022
	ii.	Form of Accelerated Death Benefit Rider – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-150916 filed April 28, 2022
	iii.	Disability Benefit Rider – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-150916 filed April 28, 2022
	iv.	Guaranteed Insurability Rider – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-150916 filed April 28, 2022
	v.	Other Insured Rider – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-150916 filed April 28, 2022
	vi.	Substitute of Insured Rider – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-150916 filed April 28, 2022
	vii.	Waiver of Monthly Charges Rider – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-150916 filed April 28, 2022
	viii.	Waiver of Specified Premium Rider – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-150916 filed April 28, 2022
Exhibit (e)	Application for Life or Disability Income Insurance (rev. 11/2012) – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-150916 filed April 28, 2022
Exhibit (f)	i.

Copy of Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.

By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 – Incorporated by reference to Post- Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (g)	Reinsurance Contracts

i.	Canada Life Assurance Company
a.

Automatic YRT Agreement effective August 1, 2008 (MML Bay State Life Insurance Company, C.M. Life Insurance Company and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

		1.	Amendment effective January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed April 28, 2009
		2.	Amendments effective August 1, 2009 and March 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011
		3.	Amendments effective August 1, 2008, July 1, 2011 and August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012
		4.	Amendments effective January 1, 2012, July 30, 2012 and January 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013
5.

Amendments effective May 1, 2001, April 15, 2013, May 7, 2013 and September 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

6.

Amendments effective December 1, 2015, April 15, 2018, October 1, 2018, August 1, 2019, January 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-150916 filed April 28, 2020

		7.	Amendment effective February 28, 2021 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-150916 filed April 28, 2021
ii.	Munich American Reassurance
a.

Automatic YRT Agreement effective August 1, 2008 (MML Bay State Life Insurance Company, C.M. Life Insurance Company and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

		1.	Amendment effective January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed April 28, 2009
		2.	Amendments effective August 1, 2009 and March 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011
		3.	Amendments effective August 1, 2008 and August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012
4.

Amendments effective as of August 1, 2008, July 30, 2012 and January 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

5.

Amendments effective May 1, 2001, April 15, 2013, May 7, 2013 and September 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

6.

Amendments effective April 15, 2018, October 1, 2018, August 1, 2019, January 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-150916 filed April 28, 2020

		7.	Amendment effective February 28, 2021 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-150916 filed April 28, 2021
		8.	Amendment effective January 1, 2022 – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-22557 filed April 25, 2024
iii.	RGA Reinsurance Company
a.

Automatic YRT Agreement effective August 1, 2008 (MML Bay State Life Insurance Company, C.M. Life Insurance Company and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

		1	Amendment effective January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed April 28, 2009
		2.	Amendments effective August 1, 2009 and March 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011

3.

Amendments effective August 1, 2008, February 28, 2011 and August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012

4.

Amendments effective January 1, 2012, June 1, 2012, July 30, 2012 and January 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

		5.	Amendments effective May 1, 2001, April 15, 2013 and May 7, 2013 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014
6.

Amendments effective August 1, 2008, April 15, 2018, July 7, 2018, October 1, 2018, August 1, 2019, January 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-150916 filed April 28, 2020

		7.	Amendments effective June 1, 2012 and February 28, 2021 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-150916 filed April 28, 2021
iv.	SCOR Global Life Reinsurance Company of America / XL Re Life America Inc.
a.

Automatic YRT Agreement effective August 1, 2008 (MML Bay State Life Insurance Company, C.M. Life Insurance Company and Massachusetts Mutual Life Insurance Company and XL Re Life America Inc.) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

		1.	Amendments effective August 1, 2009 and March 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011
		2.	Name Change letter effective February 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011
		3.	Amendments effective August 1, 2008 and August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012
		4.	Amendments effective January 1, 2012, July 30, 2012 and January 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013
		5.	Amendments effective May 1, 2001, April 15, 2013 and May 7, 2013 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014
		6.	Amendment effective April 30, 2014 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015
7.

Amendments effective April 15, 2018, October 1, 2018, August 1, 2019, January 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-150916 filed April 28, 2020

		8.	Amendment effective February 28, 2021 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-150916 filed April 28, 2021
v.	Swiss Re Life & Health America, Inc.
a.

Automatic YRT Agreement effective August 1, 2008 (MML Bay State Life Insurance Company, C.M. Life Insurance Company and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

		1.	Amendment effective January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed April 28, 2009
		2.	Amendments effective August 1, 2009 and March 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011
		3.	Amendments effective August 1, 2008 and August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012
4.

Amendments effective as of August 1, 2008, July 30, 2012 and January 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

5.

Amendments effective December 1, 2010, January 1, 2012, May 7, 2013 and September 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

		6.	Amendment effective April 21, 2014 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

7.

Amendments effective April 15, 2018, October 1, 2018, August 1, 2019, January 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-150916 filed April 28, 2020

			8.	Amendment effective February 28, 2021 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-150916 filed April 28, 2021
Exhibit (h)	i.	Participation, Selling, Servicing Agreements:
		a.	AIM Funds (Invesco Funds)
1.

Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

				i.	Amendment No. 1 effective as of July 1, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				ii.	Amendment No. 2 effective April 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				iii.	Amendment No. 3 effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				iv.	Amendment dated May 3, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
2.

Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

				i.	Amendment No. 1 dated May 24, 2019 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
				ii.	Amendment No. 2 effective April 1, 2022 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-255824 filed April 25, 2023
3.

Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		b.	Fidelity® Funds
1.

Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

				i.	First Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018
				ii.	Amendment dated January 21, 2019 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019
				iii.	Amendment dated October 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				iv.	Amendment dated March 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				v.	Amendment dated October 18, 2023 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-255824 filed April 25, 2024
2.

Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

3.

Service Contract dated January 1, 2004 (MML Investors Services, LLC, MML Strategic Distributors, LLC, and MML Distributors, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated October 1, 2008 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017
		ii.	Second Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Third Amendment dated November 1, 2018 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
iv.

Fourth Amendment dated September 28, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Registration Statement File No. 333-206438 filed November 15, 2021

	4.	Service Agreement dated October 1, 1999 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017
		i.	Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		ii.	Second Amendment dated December 13, 2017 – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018
		iii.	Third Amendment dated January 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-202684 filed April 28, 2021
c.	MML Funds
1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vi.	Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vii.	Seventh Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		viii.	Eighth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020
		ix.	Ninth Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
d.	MML II Funds
1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vi.	Sixth Amendment dated and effective August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vii.	Seventh Amendment dated and effective November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		viii.	Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ix.	Ninth Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		x.	Tenth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020
		xi.	Eleventh Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
e.	PIMCO Funds
1.

Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	Amendment No. 1 effective as of June 30, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	New Agreements and Amendments dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Amendment effective as of May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Amendment signed March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-95845 filed April 26, 2017
	2.	Termination Agreement dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
3.

Selling Agreement executed on April 26, 2006 (Allianz Global Investors Distributors LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) for Advisor Class Shares of PIMCO Variable Insurance Trust – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

4.

Services Agreement (Trust) for PIMCO Variable Insurance Trust (Pacific Investment Management Company LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) effective as of March 1, 2017 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	Amendment No. 1 dated November 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-150916 filed April 28, 2021
f.	Voya Funds
1.

Participation Agreement dated April 26, 2006 (Massachusetts Mutual Life Insurance Company, ING Funds Distributor, LLC and ING Variable Products Trust) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	Amendment dated May 28, 2007 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Amendment dated April 3, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

				iii.	Amendment dated September 6, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				iv.	Amendment dated May 27, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				v.	Amendment dated January 17, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				vi.	Amendment dated December 23, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				vii.	Amendment dated June 29, 2016 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-112626 filed April 26, 2017
	ii.	Shareholder Information Agreements (Rule 22c-2 Agreements)
a.

AIM Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

			1.	Amendment No. 1 dated June 30, 2020 – Incorporated by reference to Pre-Effective Amendment 3 to Registration Statement File No. 333-229670 filed October 2, 2020
b.

Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

c.

MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

d.

MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

e.

PIMCO Variable Insurance Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

f.

Voya Variable Products Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (i)	Not Applicable
Exhibit (j)	Not Applicable
Exhibit (k)	Opinion and Consent of Counsel – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-150916 filed October 11, 2019
Exhibit (l)	Not Applicable
Exhibit (m)	Not Applicable

Exhibit (n)	i.	Auditor Consents:
			•	Company Financial Statements
			•	Separate Account Financial Statements
– Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement No. 333-150916 filed April 25, 2025
	ii.	a.	Powers of Attorney for:
			•	Roger W. Crandall
			•	Kathleen A. Corbet
			•	James H. DeGraffenreidt, Jr.
			•	Mary Jane Fortin
			•	Isabella D. Goren
			•	Bernard A. Harris, Jr.
			•	Michelle K. Lee
			•	Jeffrey M. Leiden
			•	Laura J. Sen
			•	William T. Spitz
			•	Amy M. Stepnowski
			•	H. Todd Stitzer
– Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement File No. 333-255824 filed April 25, 2025
		b.	Powers of Attorney for:
			•	Gregory Giardiello
			•	David H. Long
– Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-255824 filed September 4, 2025

iii.

Resolution Regarding the Rules and Regulations of the Board of Directors dated February 13, 2019 – Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

Exhibit (o)	Not Applicable
Exhibit (p)	Not Applicable
Exhibit (q)

SEC Procedures Memorandum dated April 23, 2025, describing Massachusetts Mutual Life Insurance Company issuance, transfer, and redemption procedures for the Policy – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-229670 filed April 25, 2025

Item 31.       Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman 1295 State Street Springfield, MA 01111	Michelle K. Lee, Director 19952 Moran Lane Saratoga, CA 95070	William T. Spitz, Director 16 Wynstone Nashville, TN 37215
Kathleen A. Corbet, Director 34 Louises Lane New Canaan, CT 06840	Jeffrey M. Leiden, Director 127 South Beach Road Hobe Sound, FL 33455	Amy M. Stepnowski, Director 29 Newgate Drive Glastonbury, CT 06033
James H. DeGraffenreidt, Jr., Director 406 Cedarcroft Road Baltimore, MD 21212	David H. Long, Director 10 Strawberry Hill Street Dover, MA 02030	H. Todd Stitzer, Lead Director 4409 Spring Island Okatie, SC 29909
Isabella D. Goren, Director 8030 Acoma Lane Dallas, TX 75252	Michael Thomas Rollings, Director 9625 E AW Tillinghast Road Scottsdale, AZ 85262
Bernard A. Harris, Jr., Director 3333 Allen Parkway, #1709 Houston, Texas 77019	Laura J. Sen, Director 95 Pembroke Street, Unit 1 Boston, MA 02118

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer 1295 State Street Springfield, MA 01111	Eric Partlan, Chief Investment Officer 10 Fan Pier Boulevard Boston, MA 02210
Elizabeth Marin, Treasurer 1295 State Street Springfield, MA 01111	John Rugel, Head of Operations 10 Fan Pier Boulevard Boston, MA 02210
Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Employee Experience 1295 State Street Springfield, MA 01111
Mary Jane Fortin, Chief Financial Officer 10 Fan Pier Boulevard Boston, MA 02210	Sears Merritt, Head of Technology & Experience 10 Fan Pier Boulevard Boston, MA 02210
Dominic Blue, Head of Third-Party Distribution and New Markets 1295 State Street Springfield, MA 01111	Geoffrey Craddock, Chief Risk Officer 10 Fan Pier Boulevard Boston, MA 02210
Paul LaPiana, Head of Brand, Product and Affiliated Distribution 1295 State Street Springfield, MA 01111	Tokunbo Akinbajo, Corporate Secretary 1295 State Street Springfield, MA 01111
Gregory Giardiello, Corporate Controller 10 Fan Pier Boulevard Boston, MA 02210

Item 32.       Persons Controlled by or Under Common Control with the Depositor or the Registrant

– Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-255824 filed September 4, 2025

Item 33.       Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

“ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

Item 34.         Principal Underwriters

(a)

MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II.

(b)	MMLIS and MSD are the principal underwriters for this Policy. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
Vaughn Bowman	Director, Chairman of the Board, Chief Executive Officer, and President	(*)
John Vaccaro	Director and Chairman Emeritus	(*)
Geoffrey Craddock	Director	10 Fan Pier Boulevard Boston, MA 02210
Paul LaPiana	Director	(*)
Jennifer Reilly	Director	10 Fan Pier Boulevard Boston, MA 02210
Joseph Mallee	Director, Agency Field Force Supervisor and Vice President	(*)
David Mink	Vice President and Chief Operations Officer	(*)
Frank Rispoli	Chief Financial Officer and Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	(*)
Courtney Reid	Chief Compliance Officer	(*)
James P. Puhala	Deputy Chief Compliance Officer	(*)
Michael Gilliland	Deputy Chief Compliance Officer	(*)
Thomas Bauer	Chief Technology Officer	(*)
Anthony Frogameni	Chief Privacy Officer	(*)
Linda Bestepe	Vice President	(*)
Brian Foley	Vice President	10 Fan Pier Boulevard Boston, MA 02210
James Langham	Vice President	(*)
Michael Thomas	Vice President	2 Park Ave. New York, NY 10016
Daken Vanderburg	Vice President	(*)
Mary B. Wilkinson	Vice President	10 Fan Pier Boulevard Boston, MA 02210
David Holtzer	Field Risk Officer	(*)
Amy Francella	Assistant Secretary	(*)
Alyssa O’Connor	Assistant Secretary	(*)
Pablo Cabrera	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Jeffrey Sajdak	Assistant Treasurer	(*)
Elizabeth Marin	Assistant Treasurer	(*)
Kevin Lacomb	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Tricia Cohen	Continuing Education Officer	(*)
Mario Morton	Registration Manager	(*)
Kelly Pirrotta	AML Compliance Officer	(*)
John Rogan	Regional Vice President	(*)
Tanya Wilber	Regional Vice President	(*)
(*)	1295 State Street, Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Dominic Blue	Director and Chairman of the Board	(*)
Matthew DiGangi	Director, Chief Executive Officer, and President	(*)
Geoffrey Craddock	Director	10 Fan Pier Boulevard Boston, MA 02210
Jennifer Reilly	Director	10 Fan Pier Boulevard Boston, MA 02210
Frank Rispoli	Chief Financial Officer and Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	(*)
James P. Puhala	Vice President and Chief Compliance Officer	(*)
Vincent Baggetta	Chief Risk Officer	(*)
Paul LaPiana	Vice President	(*)
Anna Sciortino	Vice President	(*)
Alyssa O’Connor	Assistant Secretary	(*)
Pablo Cabrera	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Jeffrey Sajdak	Assistant Treasurer	(*)
Elizabeth Marin	Assistant Treasurer	(*)
Mario Morton	Registration Manager	(*)
Kelly Pirrotta	AML Compliance Officer	(*)
(*)	1295 State Street, Springfield, MA 01111-0001

(c)

Compensation From the Registrant
For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Underwriters” section of the Statement of Additional Information.

Item 35.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0001.

Item  36.        Management Services

Not Applicable.

Item 37.	Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF
THE INVESTMENT COMPANY ACT OF 1940

Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the Variable Universal Life III (“VUL III”) policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and the State of North Carolina on this 14th  day of November, 2025.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By	ROGER W. CRANDALL* Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature **	Title	Date
ROGER W. CRANDALL * Roger W. Crandall	Director and Chief Executive Officer (principal executive officer)	November 14, 2025
MARY JANE FORTIN * Mary Jane Fortin	Chief Financial Officer (principal financial officer)	November 14, 2025
GREGORY GIARDIELLO * Gregory Giardiello	Corporate Controller (principal accounting officer)	November 14, 2025
KATHLEEN A. CORBET * Kathleen A. Corbet	Director	November 14, 2025
JAMES H. DEGRAFFENREIDT, JR. * James H. DeGraffenreidt, Jr.	Director	November 14, 2025
ISABELLA D. GOREN * Isabella D. Goren	Director	November 14, 2025
BERNARD A. HARRIS, JR. * Bernard A. Harris, Jr.	Director	November 14, 2025
MICHELLE K. LEE * Michelle K. Lee	Director	November 14, 2025
JEFFREY M. LEIDEN * Jeffrey M. Leiden	Director	November 14, 2025
DAVID H. LONG * David H. Long	Director	November 14, 2025
Michael Thomas Rollings	Director	, 2025
LAURA J. SEN * Laura J. Sen	Director	November 14, 2025
WILLIAM T. SPITZ * William T. Spitz	Director	November 14, 2025
AMY M. STEPNOWSKI * Amy M. Stepnowski	Director	November 14, 2025
H. TODD STITZER * H. Todd Stitzer	Director	November 14, 2025
** MAJORITY OF DIRECTORS
/s/ GARY F. MURTAGH * Gary F. Murtagh Attorney-in-Fact pursuant to Powers of Attorney